Intangible assets, net - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Intangible assets, net
Gross carrying amount	¥ 116,929	¥ 131,217
Less: accumulated amortization and impairment	(57,698)	(60,384)
Net book value	59,231	70,833		$ 9,343
Intangible assets acquired	1,000	20,750	¥ 5,626
User base and customer relationships
Intangible assets, net
Gross carrying amount	47,941	50,066
Trade names, trademarks and domain names
Intangible assets, net
Gross carrying amount	39,080	39,440
Non-compete agreements
Intangible assets, net
Gross carrying amount	14,436	19,445
Developed technology and patents
Intangible assets, net
Gross carrying amount	7,088	12,855
Licenses copyrights and others
Intangible assets, net
Gross carrying amount	¥ 8,384	¥ 9,411